Debt securities	12 Months Ended
Dec. 31, 2025
Debt Securities1 [Abstract]
Debt securities	Debt securities
Debt securities are composed of:

	December 31, 2025	December 31, 2024
Treasury bills chargeable at central banks ...............................................................................	$1,365	$401
Mandatory deposits at central banks .........................................................................................	93	42
Bonds and other interest bearing securities ............................................................................	60	11
Total ...................................................................................................................................................	$1,518	$454
The Group monitors the credit ratings for the securities held throughout the investment holding period.
The allowance for expected credit losses is immaterial due to the credit quality of the issuers and low risk of default.
Mandatory deposits at central banks are held with local central banks for the purpose of satisfying regulatory requirements. These deposits are not available for immediate use to support the Company’s day-to-day operations.